EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of basic earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS, EXCEPT FOR PER SHARE AMOUNTS AND SHARES	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Net income (loss)	$149	$516	$(453)	$234
Attributable to:
Class A exchangeable and Class B shareholders	$5	$4	$10	$8
Class C shareholder	138	497	(476)	167
Non-controlling interests	6	15	13	59
	$149	$516	$(453)	$234

Earnings per class C share – basic	$0.47	$2.44	$(1.68)	$0.83

Weighted average shares – Class C shares	294,359,232	203,406,212	283,583,064	202,267,754